UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form


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1.   Name and address of issuer:

                        Professionally Managed Portfolios
                                 479 W. 22nd St.
                               New York, NY 10011
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2.   The  name of each  series or class of  securities for  which  this Form  is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                              Boston Balanced Fund
                             Leonetti Balanced Fund
                         U.S. Global Leaders Growth Fund

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3.    Investment Company Act File Number:                811-5037

                                                        333-12213
      Securities Act File Number:
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4(a). Last day of fiscal year for which this Form is filed:

                                  June 30, 1998


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4(b). [ ] Check  box if  this Form  is  being  filed  late (i.e., more  than  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


       Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box  if this  is the  last time the  issuer will be  filing this
      Form.



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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during  the  fiscal  year  pursuant  to
             section 24(f):                                          $78,133,473
                                                                     -----------
      (ii)   Aggregate price of securities  redeemed
             or repurchased during the fiscal year:    $11,749,772
                                                       -----------
      (iii)  Aggregate price of securities  redeemed
             or repurchased  during any prior fiscal
             year ending no earlier than October 11,
             1995 that were  not previously used  to
             reduce  registration  fees  payable  to
             the Commission:                                    $0
                                                       -----------
      (iv)   Total available redemption credits [add
             Items 5(ii) and 5(iii)]:                                $11,749,772
                                                                     -----------
      (v)    Net  sales - if  Item  5(i) is  greater
             than  Item  5(iv) [subtract  Item 5(iv)
             from Item 5(i)]:                                        $66,383,701
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      (vi)   Redemption Credits available for use in
             future  years - if  Item 5(i)  is  less
             than  Item  5(iv) [subtract  Item 5(iv)
             from Item 5(i)]:                                   $0
                                                       -----------
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      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                               0.00029500
                                                                      ----------
      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no  fee is
             due):                                                    $19,583.19
                                                                      ==========
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________.
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7.   Interest due - if this Form is being filed more  than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii)plus line7]:

                                   $19,583.19

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9.   Date  the  registration  fee  and  any  interest  payment  was sent  to the
     Commission's lockbox depository:

     Date:  09/10/98                   CIK Number:  0000811030
         -------------                           -----------------

     Method of Delivery:
                        [X] Wire Transfer
                        [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ A.K. Thomas
                         ------------------------------------------
                         A.K. Thomas, Asst. Treasurer - PMP Trust
                         ------------------------------------------
Date     9/10/98
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  *Please print the name and title of the signing officer below the signature